Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2018-4

Collection Period	12/01/21-12/31/21
Determination Date	1/10/2022
Distribution Date	1/18/2022

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-12.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$332,713,725.23
2.	Collections allocable to Principal		$19,869,920.25
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$277,988.54
5.	Pool Balance on the close of the last day of the related Collection Period		$312,565,816.44
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		37,703
7.	Initial Pool Balance		$1,507,545,086.26
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$112,422,227.26	$92,274,318.47
	e. Class A-4 Note Balance	$104,970,000.00	$104,970,000.00
	f. Class B Note Balance	$42,210,000.00	$42,210,000.00
	g. Class C Note Balance	$35,430,000.00	$35,430,000.00
	h. Class D Note Balance	$29,390,000.00	$29,390,000.00
	i. Note Balance (sum a - h)	$324,422,227.26	$304,274,318.47
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.2402184	0.1971673
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.2162815	0.2028495
10.	Overcollateralization Target Amount		$8,291,497.97
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,291,497.97
12.	Weighted Average Coupon		8.72%
13.	Weighted Average Original Term	months	67.63
14.	Weighted Average Remaining Term	months	26.65
15.	1-Month LIBOR for the interest period ending 1/17/2022		0.10975%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 1/17/2022		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$2,511,395.73
	b. Liquidation Proceeds allocable to Finance Charge		$4,842.28
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$2,516,238.01
18.	Principal:
	a. Collections allocable to Principal		$19,869,920.25
	b. Liquidation Proceeds allocable to Principal		$233,820.65
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$20,103,740.90
19.	Total Finance Charge and Principal Collections (17d + 18d)		$22,619,978.91
20.	Interest Income from Collection Account		$430.68
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$22,620,409.59

Available Funds
23.	Available Collections	$22,620,409.59
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$22,620,409.59
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$277,261.44
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$277,261.44
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$314,782.24
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	314,782.24
	q. Class A-4 Monthly Interest	$304,413.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$304,413.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$129,092.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$129,092.25
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$113,671.25
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$113,671.25
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$101,640.42
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$101,640.42

36.	Quaternary Principal Distributable Amount	$11,856,410.82
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$13,097,271.42
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,291,497.97
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,516,238.01
	b. Total Daily Deposits of Principal Collections	$20,103,740.90
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$430.68
	e. Total Deposits to Collection Account (sum a - d)	$22,620,409.59
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$277,261.44
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,111,507.95
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,231,640.20
	f. Total Withdrawals from Collection Account (sum a - e)	$22,620,409.59
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$314,782.24
	e. Class A-4 Interest Distribution	$304,413.00
	f. Class B Interest Distribution	$129,092.25
	g. Class C Interest Distribution	$113,671.25
	h. Class D Interest Distribution	$101,640.42
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$20,147,908.79
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$21,111,507.95
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$20,462,691.03
	e. Class A-4 Distribution	$304,413.00
	f. Class B Distribution	$129,092.25
	g. Class C Distribution	$113,671.25
	h. Class D Distribution	$101,640.42
	i. Total Withdrawals from Note Payment Account (sum a - h)	$21,111,507.95

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,231,640.20
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,231,640.20
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,768,862.72
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,768,862.72
51.	Investment Earnings	$83.08
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,768,945.80
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$83.08
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,768,862.72
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$277,261.44
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$21,111,507.95
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,231,640.20
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$83.08
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$20,462,691.03
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$304,413.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$129,092.25
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$113,671.25
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$101,640.42
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,231,640.20

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	989	$11,079,826.19
	b. 61 to 90 days past due	443	$5,323,324.41
	c. 91 to 120 days past due	127	$1,363,175.08
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,559	$17,766,325.68
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		5.6840%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	44	$277,988.54
77.	Recoveries	200	$238,662.93
78.	Net Losses (Ln 76 - Ln 77)		$39,325.61
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0118%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	3,336	$46,058,717.11
81.	Recoveries	2,731	$22,622,555.14
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$23,436,161.97
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.5546%
84.	Average Net Loss on Defaulted Receivables		$7,025.23

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$686,785.54
86.	Pool Balance on the close of the last day of the preceding Collection Period		$332,713,725.23
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.21%

Servicer Covenant
88.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$4,524,269,000.00
89.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 10, 2022.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer